EQUITY - Share premium (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
	Nov. 17, 2025	Dec. 31, 2025	Dec. 31, 2024
Share capital
Share premium		₺ 19,713,114	₺ 27,370,776
Capital increase	₺ 4,171,960	4,171,960
Share capital
Share capital
Capital increase	7,169	7,169
Share premium
Share capital
Share premium		19,713,114	₺ 27,370,776
Transfer to accumulated deficit		(11,822,453)
Capital increase	₺ 4,164,791	₺ 4,164,791